Lease - Schedule of Future Lease Payments under Lease Liabilities (Details)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
Operating leases, 2026	$ 584,064	$ 75,064
Finance leases, 2026	21,020	2,701
Operating leases, 2027	460,029	59,123
Finance leases, 2027
Operating leases, Total future lease payments	1,044,093	134,187
Finance leases, Total future lease payments	21,020	2,701
Operating leases, Less: Imputed interest	(47,309)	(6,080)
Finance leases, Less: Imputed interest	(118)	(15)
Operating leases, Total lease liabilities balance	996,784	128,107	$ 1,516,818
Finance leases, Total lease liabilities balance	$ 20,902	$ 2,686	$ 143,058